Pensions - Actuarial losses and gains (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Actuarial losses and gains recognised directly in Other comprehensive income
Net actuarial (losses) gains recognised in OCI during the year	$ (282)	$ 331	$ (482)
Actuarial (losses) gains related to currency effects on net obligation and foreign exchange translation	172	(158)	(21)
Tax effects of actuarial (losses) gains recognised in OCI	22	(38)	129
Items that will not be reclassified to the Consolidated statement of income	(88)	134	(374)
Cumulative actuarial (losses) gains recognised directly in OCI net of tax	$ (1,141)	$ (1,053)	$ (1,188)